Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO	Average Summary Compensation Table Total for non-CEO Named Executive Officers	Average Compensation Actually Paid to non-CEO Named Executive Officers	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Income (Loss)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2023	$301,677	$301,677	$140,280	$140,280	$141.83	$(383,000)
2022	$351,677	$351,677	$141,491	$141,491	$90.67	$1,672,000
2021	$401,677	$401,677	$129,520	$129,520	$107.67	$(734,000)

(a)	Data presented for our last three fiscal years in compliance with Item 402(v)(8).

(b)	Represents total compensation, as reported in our Summary Compensation Table, for Steven N. Bronson, who served as our CEO, President and Chairman of the Board during 2023, 2022 and 2021.

(c)	Compensation actually paid to Mr. Bronson was the same as reported in the Summary Compensation Table.

(d)	Represents the average of total compensation, as reported in our Summary Compensation Table, for Ryan J. Hoffman and Gene Chen, who served as the non-CEO Named Executive Officers during 2023, 2022 and 2021.

(e)	Compensation actually paid to Mr. Hoffman and Dr. Chen was the same as reported in the Summary Compensation Table.

(f)	Represents the value on the last trading day of each of 2023, 2022 and 2021 of an investment of $100 in our Common Stock on the last trading day of 2020.

(g)	As shown in the Company’s Consolidated Statements of Operations for the respective periods appearing in Item 8 of our Annual Reports on Form 10-K for such periods.

Named Executive Officers, Footnote
(b)	Represents total compensation, as reported in our Summary Compensation Table, for Steven N. Bronson, who served as our CEO, President and Chairman of the Board during 2023, 2022 and 2021.
(d)	Represents the average of total compensation, as reported in our Summary Compensation Table, for Ryan J. Hoffman and Gene Chen, who served as the non-CEO Named Executive Officers during 2023, 2022 and 2021.

PEO Total Compensation Amount	$ 301,677	$ 351,677	$ 401,677
PEO Actually Paid Compensation Amount	301,677	351,677	401,677
Non-PEO NEO Average Total Compensation Amount	140,280	141,491	129,520
Non-PEO NEO Average Compensation Actually Paid Amount	$ 140,280	141,491	129,520
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 141.83	90.67	107.67
Net Income (Loss)	$ (383,000)	$ 1,672,000	$ (734,000)
PEO Name	Steven N. Bronson